Quarterly Report
March 31, 2021
GE RSP U.S. Equity Fund

GE RSP U.S. Equity Fund
Quarterly Report
March 31, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	5

GE RSP U.S. Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.8% †
Aerospace & Defense - 0.6%
Raytheon Technologies Corp.	467,373	$36,113,912
Air Freight & Logistics - 0.8%
United Parcel Service Inc., Class B	291,785	49,600,532
Apparel Retail - 1.4%
Ross Stores Inc.	751,650	90,130,351
Application Software - 2.5%
Adobe Inc. (a)	86,722	41,225,037
Intuit Inc.	31,241	11,967,177
salesforce.com Inc. (a)	450,837	95,518,835
Splunk Inc. (a)	76,487	10,362,459
		159,073,508
Asset Management & Custody Banks - 0.3%
The Blackstone Group Inc.	238,055	17,742,239
Automotive Retail - 0.6%
O'Reilly Automotive Inc. (a)	71,719	36,379,463
Biotechnology - 0.9%
BioMarin Pharmaceutical Inc. (a)	288,103	21,754,658
Vertex Pharmaceuticals Inc. (a)	159,242	34,219,513
		55,974,171
Building Products - 1.8%
Allegion PLC	242,369	30,446,394
Trane Technologies PLC	518,965	85,919,845
		116,366,239
Cable & Satellite - 1.5%
Charter Communications Inc., Class A (a)	92,111	56,834,329
Comcast Corp., Class A	790,111	42,752,906
		99,587,235
Construction Materials - 0.9%
Martin Marietta Materials Inc.	174,052	58,450,143
Data Processing & Outsourced Services - 4.5%
Fidelity National Information Services Inc.	154,452	21,717,496
Mastercard Inc., Class A	203,312	72,389,237
PayPal Holdings Inc. (a)	158,468	38,482,369
Visa Inc., Class A	752,374	159,300,147
		291,889,249
Diversified Banks - 2.9%
JPMorgan Chase & Co.	1,216,261	185,151,412
Diversified Support Services - 0.6%
Cintas Corp.	117,139	39,980,712
Electric Utilities - 0.9%
NextEra Energy Inc.	771,501	58,333,191
Electronic Components - 2.6%
Amphenol Corp., Class A	966,013	63,727,878
Corning Inc.	2,402,212	104,520,244
		168,248,122
Electronic Equipment & Instruments - 0.7%
Keysight Technologies Inc. (a)	319,257	45,781,454
	Number of Shares	Fair Value
Environmental & Facilities Services - 1.5%
Waste Management Inc.	769,982	$99,343,078
Financial Exchanges & Data - 1.7%
CME Group Inc.	286,042	58,418,358
MSCI Inc.	25,393	10,646,777
S&P Global Inc.	68,946	24,328,975
Tradeweb Markets Inc., Class A	195,205	14,445,170
		107,839,280
Footwear - 0.8%
NIKE Inc., Class B	378,256	50,266,440
Healthcare Equipment - 4.2%
Becton Dickinson & Co.	202,272	49,182,437
Boston Scientific Corp. (a)	3,132,652	121,077,000
Edwards Lifesciences Corp. (a)	364,168	30,459,011
Medtronic PLC	358,899	42,396,739
Zimmer Biomet Holdings Inc.	179,948	28,806,076
		271,921,263
Healthcare Services - 0.6%
Cigna Corp.	164,053	39,658,172
Home Improvement Retail - 2.2%
Lowe's Companies Inc.	627,240	119,288,503
The Home Depot Inc.	71,403	21,795,766
		141,084,269
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc., Class A	498,978	73,903,631
Household Products - 1.4%
Colgate-Palmolive Co.	314,770	24,813,319
The Procter & Gamble Co.	493,131	66,784,731
		91,598,050
Hypermarkets & Super Centers - 0.4%
Walmart Inc.	184,986	25,126,648
Industrial Conglomerates - 2.2%
Honeywell International Inc.	521,202	113,137,318
Roper Technologies Inc.	65,367	26,365,126
		139,502,444
Industrial Gases - 1.5%
Air Products & Chemicals Inc.	355,514	100,020,309
Industrial Machinery - 0.4%
Xylem Inc.	245,123	25,782,037
Insurance Brokers - 0.2%
Marsh & McLennan Companies Inc.	132,417	16,128,391
Integrated Oil & Gas - 0.9%
Chevron Corp.	346,610	36,321,262
Exxon Mobil Corp.	424,851	23,719,431
		60,040,693
Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	185,860	17,284,980
Interactive Media & Services - 7.5%
Alphabet Inc., Class C (a)	47,595	98,456,445

See accompanying notes to schedule of investments.

GE RSP U.S. Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Alphabet Inc., Class A (a)	102,658	$211,734,178
Facebook Inc., Class A (a)	586,448	172,726,529
		482,917,152
Internet & Direct Marketing Retail - 4.8%
Amazon.com Inc. (a)	99,648	308,318,884
Investment Banking & Brokerage - 0.4%
The Charles Schwab Corp.	367,427	23,948,892
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	89,788	24,803,935
Life & Health Insurance - 0.1%
Lincoln National Corp.	163,147	10,159,164
Life Sciences Tools & Services - 1.2%
IQVIA Holdings Inc. (a)	401,051	77,458,990
Managed Healthcare - 2.0%
Centene Corp. (a)	857,794	54,821,615
UnitedHealth Group Inc.	208,290	77,498,460
		132,320,075
Movies & Entertainment - 2.4%
Netflix Inc. (a)	80,465	41,975,372
The Walt Disney Co. (a)	600,717	110,844,301
		152,819,673
Multi-Line Insurance - 0.3%
American International Group Inc.	405,179	18,723,322
Multi-Sector Holdings - 1.2%
Berkshire Hathaway Inc., Class B (a)	300,852	76,858,660
Multi-Utilities - 1.7%
Sempra Energy	808,203	107,151,554
Oil & Gas Equipment & Services - 0.3%
Schlumberger N.V.	624,810	16,988,584
Oil & Gas Exploration & Production - 1.4%
ConocoPhillips	1,283,583	67,991,392
Pioneer Natural Resources Co.	150,559	23,911,780
		91,903,172
Packaged Foods & Meats - 1.4%
Mondelez International Inc., Class A	1,550,646	90,759,310
Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	98,296	28,589,392
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	756,646	47,767,062
Elanco Animal Health Inc. (a)	1,426,207	42,001,796
Johnson & Johnson	217,213	35,698,957
Merck & Company Inc.	1,470,091	113,329,315
Viatris Inc. (a)	1,817,665	25,392,780
		264,189,910
Property & Casualty Insurance - 1.1%
Chubb Ltd.	453,103	71,576,681
	Number of Shares	Fair Value
Railroads - 0.7%
Union Pacific Corp.	207,269	$45,684,160
Regional Banks - 3.1%
First Republic Bank	515,112	85,894,926
Regions Financial Corp.	3,691,264	76,261,514
SVB Financial Group (a)	76,661	37,844,469
		200,000,909
Restaurants - 0.6%
McDonald's Corp.	184,770	41,414,348
Semiconductor Equipment - 1.9%
Applied Materials Inc.	936,451	125,109,854
Semiconductors - 4.2%
NVIDIA Corp.	137,995	73,679,670
QUALCOMM Inc.	799,762	106,040,444
Texas Instruments Inc.	492,365	93,052,061
		272,772,175
Soft Drinks - 0.8%
PepsiCo Inc.	385,571	54,539,018
Specialized REITs - 0.4%
American Tower Corp.	119,666	28,607,354
Specialty Chemicals - 0.6%
DuPont de Nemours Inc.	190,870	14,750,434
Ecolab Inc.	50,696	10,852,493
PPG Industries Inc.	76,432	11,484,672
		37,087,599
Systems Software - 6.3%
Microsoft Corp.	1,470,017	346,585,908
Oracle Corp.	537,187	37,694,412
ServiceNow Inc. (a)	49,467	24,738,941
		409,019,261
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	2,492,783	304,493,443
Trading Companies & Distributors - 1.5%
United Rentals Inc. (a)	290,097	95,531,843
Trucking - 0.1%
Lyft Inc., Class A (a)	96,788	6,115,066
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	161,434	20,226,066
Total Common Stock (Cost $3,733,646,428)		6,388,390,064
Total Investments (Cost $3,733,646,428)		6,388,390,064
Other Assets and Liabilities, net - 1.2%		74,582,160
NET ASSETS - 100.0%		$6,462,972,224
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

See accompanying notes to schedule of investments.

GE RSP U.S. Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

(a)	Non-income producing security.
†	Percentages are based on net assets as of March 31, 2021.
See accompanying notes to schedule of investments.

GE RSP U.S. Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$6,388,390,064	$—	$—	$6,388,390,064
See accompanying notes to schedule of investments.

GE RSP U.S. Equity Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Fund’s respective Schedule of Investments.
Reorganization of the Fund
On May 24, 2021, the Fund reorganized into a newly organized series of State Street Institutional Investment Trust, the State Street U.S. Core Equity Fund.